ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2020	December 31, 2019
Exploration and evaluation expenditures	$417,566	$128,303
Non-exploration and evaluation expenditures	$297,886	$207,953

Total Accounts Payable	$715,452	$336,256